Cash Flow Information - Summary of Details of Cash Flows Generated from Operations (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Loss for the year		₩ (2,409,300)	₩ (2,576,729)	₩ (3,195,585)
Adjustments for:
Income tax expense (benefit) (Note 22)		217,760	(762,712)	(237,785)
Depreciation and amortization (Note 18)		5,125,637	4,213,742	4,557,457
Gain on foreign currency translation		(587,019)	(313,378)	(702,144)
Loss on foreign currency translation		979,061	241,701	449,980
Expenses related to defined benefit plans (Note 13)	[1]	130,014	149,937	168,260
Gain on disposal of property, plant and equipment		(51,792)	(34,961)	(25,737)
Loss on disposal of property, plant and equipment		76,771	102,453	54,432
Impairment loss on property, plant and equipment		98,525	60,072	1,260,436
Reversal of impairment loss on property, plant and equipment		(4,314)	(7)	(3,181)
Gain on disposal of intangible assets		(25)	(1,989)
Loss on disposal of intangible assets		388	55	193
Impairment loss on intangible assets		72,490	54,833	136,372
Reversal of impairment loss on intangible assets		(14)	(242)	(1,975)
Impairment loss on investments				7,736
Expense on increase of provision		119,141	101,846	253,075
Finance income		(511,068)	(594,944)	(607,501)
Finance costs		1,480,007	1,162,598	781,205
Equity in loss (income) of equity method accounted investees, net		(5,412)	3,061	(5,558)
Others		(85,651)	(7,030)	(1,681)
Trade accounts and notes receivable		(395,513)	(1,013,938)	1,833,491
Other accounts receivable		(142,775)	39,377	(47,389)
Inventories		(85,850)	336,993	390,672
Other current assets		(14,479)	92,983	435,838
Other non-current assets		2,537	1,151	(10,125)
Trade accounts and notes payable		(46,796)	323,548	(282,082)
Other accounts payable		(529,621)	(47,798)	(625,606)
Accrued expenses		92,474	(47,088)	(514,500)
Provisions		(134,684)	(179,969)	(259,969)
Advances received		(16,161)	(19,461)	(1,977)
Proceeds from settlement of derivatives		35,757
Other current liabilities		(4,050)	(33,367)	(4,188)
Defined benefit liabilities, net		(38,018)	(45,123)	(381,405)
Long-term advances received			1,580,222
Other non-current liabilities		5,436	33,493	167,868
Cash generated from operating activities		₩ 3,373,456	₩ 2,819,329	₩ 3,588,627

[1]	The total cost related to the defined benefit plans includes capitalized amounts of ~~W~~9,885 million (2022: ~~W~~12,704 million, 2023: ~~W~~15,085 million).